Income Taxes - Changes in the Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 21,265	$ 21,326	$ 37,332
Balance at end of year	13,214	21,265	21,326
Additions charged to income tax expense
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Increase (decrease) in the valuation allowance	(2,015)	(4,470)	(620)
Deductions charged to income tax expense
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Increase (decrease) in the valuation allowance	9,719	4,287	28,251
Additions charged to additional paid-in capital
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Increase (decrease) in the valuation allowance	0	0	(13,513)
Currency translation
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Increase (decrease) in the valuation allowance	$ 347	$ 244	$ 1,888